UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-03479
                                                     ---------

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period: 11/30/08
                          ---------

      ITEM 1. REPORTS TO STOCKHOLDERS.



                                  [GRAPHICS]

Semiannual Report

Franklin New York Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

CREDIT QUALITY BREAKDOWN*
Based on Total Long-Term Investments as of 11/30/08**

[PIE CHART]

AAA                         39.9%
AA                          39.4%
A                           12.0%
BBB                          1.7%
Not Rated by S&P             7.0%

----------
* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                    MOODY'S    INTERNAL
                           -------    --------
AAA or Aaa                     0.1%        2.4%
AA or Aa                       2.1%         --
A                              1.4%        0.2%
BBB or Baa                     0.3%        0.3%
Below Investment Grade         0.1%        0.1%
                           -------    --------
TOTAL                          4.0%        3.0%
                           -------    --------

This semiannual report for Franklin New York Tax-Free Income Fund covers the period ended November 30, 2008.

----------
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 20.

4 | Semiannual Report

DIVIDEND DISTRIBUTIONS(2)

                                   DIVIDEND PER SHARE
                ---------------------------------------------------------
MONTH             CLASS A        CLASS B        CLASS C     ADVISOR CLASS
---------       ----------     ----------     ----------    -------------
June            4.22 cents     3.69 cents     3.71 cents     4.30 cents
July            4.22 cents     3.69 cents     3.71 cents     4.30 cents
August          4.22 cents     3.69 cents     3.71 cents     4.30 cents
September       4.22 cents     3.68 cents     3.69 cents     4.31 cents
October         4.22 cents     3.68 cents     3.69 cents     4.31 cents
November        4.22 cents     3.68 cents     3.69 cents     4.31 cents

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.61 on May 31, 2008, to $10.61 on November 30, 2008. The Fund's Class A shares paid dividends totaling 25.32 cents per share for the reporting period.(2) The Performance Summary beginning on page 11 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.57% based on an annualization of November's 4.22 cent per share dividend and the maximum offering price of $11.08 on November 30, 2008. An investor in the 2008 maximum combined effective federal and New York State and City personal income tax bracket of 41.82% would need to earn a distribution rate of 7.86% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

STATE UPDATE

New York's broad-based and mature economy historically has attracted an educated, global workforce; however, its highly cyclical economy depends disproportionately on the New York City-based financial services sector, which came under extraordinary pressure in 2008. The prolonged housing market downturn, and its spillover effect on the financial services sector, also continued to test the fiscal health of state and local governments. This confluence of problems had a direct, severe impact on tax revenues and state employment trends. At period-end, New York's unemployment rate was 6.1%, compared with the 6.8% national rate.(3)

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

----------
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3.    Source: Bureau of Labor Statistics.

                                                           Semiannual Report | 5

New York has experienced improved finances in recent years and accumulated budget reserves, with positive fund balances over the past three years. However, the national recession and extended bear market have had a severe negative impact on the Empire State economy, which relies heavily on financial and insurance companies. When combined, these two areas accounted for more than 20% of total state wages while representing only 6% of state employment.(4) The resulting revenue underperformance increased volatility for state finances, a situation exacerbated by above-average dependence on income taxes against a backdrop of high, recurring expenditure demands under the state's generous social services regime.

Although revenues in fiscal year 2008 were lower than budgeted, New York has wide legal powers to swiftly raise revenues and adjust spending to maintain fiscal solvency. In the general fund, revenue declines were offset by lower projected Medicare spending growth and by using prior-year reserves. The resulting fiscal year 2008 budget gap was closed with spending cuts and fund balance transfers. Greater-than-anticipated budget shortfalls for fiscal years 2009 and 2010 -- stemming largely from lower forecasted sales and business tax revenues -- are also being addressed through a combination of spending cuts and balance transfers in coordination with a newly devised fiscal management plan that seeks to close the budget gap without the use of existing reserves while yielding $500 million in savings on a recurring basis.(4)

Over the past four years, New York's outstanding tax-supported debt has increased from $40 billion to $53 billion, and the state ranked fifth in the nation in terms of net tax-supported debt per capita and as a percent of personal income.(5) The recent debt increase reflected capital financing for transportation and other sectors. Independent credit rating agency Moody's Investors Service assigned New York's general obligation bonds a rating of Aa3 with a stable outlook.(6) The rating and outlook reflected New York's aggressive budget administration toward future year gaps, as well as the state's recent buildup of reserves, which gives it flexibility to respond to chronic budget stresses and unanticipated fiscal challenges.

MUNICIPAL BOND MARKET OVERVIEW

The six-month period ended November 30, 2008, proved difficult for most asset classes including municipal bonds as financial markets felt the negative impact of mortgage loan defaults. Many major financial institutions tightened credit and reassessed the risk of their direct and indirect exposure to financial

----------
4. Source: Standard & Poor's, "Summary: New York State; General Obligation," RATINGSDIRECT, 9/16/08.

5.    Source: Moody's Investors Service, "New Issue: New York (State of),"
      9/22/08.

6.    This does not indicate Moody's rating of the Fund.

6 | Semiannual Report
assets. A lack of liquidity across most markets during the reporting period contributed to an increase in overall instability and declining values in most asset classes.

The municipal bond insurance industry faced particular difficulties. Rising levels of mortgage defaults during the reporting period, combined with the bond insurers' exposure to mortgage-related securities, prompted the three major independent credit rating agencies, Standard & Poor's (S&P), Moody's Investors Service and Fitch Ratings, to undertake in-depth evaluations of the bond insurance companies. During this reporting period, the rating agencies reassessed the viability of the insurance companies based on their concerns of impaired financial flexibility, increased stress loss projections given the insurers' mortgage-related risk exposure, and constrained new business prospects. As a result of their analyses, the rating agencies downgraded several municipal bond insurers and lowered the outlook for some to negative. At period-end, only new municipal bond insurer BHAC (Berkshire Hathaway Assurance Corp.) had a rating of AAA by S&P and Moody's.

Illiquidity plagued the financial markets as they felt the impact of perceived weakness in the bond insurance industry. As the stronger insurance companies emerged, the market absorbed the issuance of debt enhanced by AAA insurance. Insured bonds had a -5.66% return, as measured by the Barclays Capital (BC; formerly, Lehman Brothers) Insured Municipal Bond Index.(7)

Investors should be aware that insurance companies generally provide coverage for municipal bonds that tend to be of very high quality. Many municipal bond issuers use insurance to appeal to a wider audience of potential buyers. The majority of issuers whose bonds are insured carry underlying (i.e., prior to insurance) ratings of A or better, and the historical average default rate for such bonds is less than 1%.(8) Ultimately, the underlying credit quality of state and local governments and their agencies supports the municipal market, and the underlying credit quality of an insured bond is not affected by an insurance company's credit quality.

Bond insurers' problems pressured the short-term municipal market at the beginning of 2008. Money market funds began to eliminate holdings of variable rate debt with credit providers they deemed to be at risk of downgrade. This caused dealers to boost yields substantially on some variable rate demand

----------
7. Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The BC Insured Municipal Bond Index is composed of all the insured bonds in the BC Municipal Bond Index with a maturity of at least one year and ratings of Aaa/AAA.

8. Sources: Standard & Poor's, "U.S. Municipal Ratings Transitions and Defaults, 1986-2007," RATINGSDIRECT, 5/3/07; Moody's Investors Service, March 2007.

                                                           Semiannual Report | 7
notes, hoping to entice buyers to hold them rather than put them back to the remarketing agents who were already struggling with too much inventory on their balance sheets. Within a few weeks, this lack of liquidity disrupted the auction rate securities (ARS) market as well. Inventory in the ARS market, primarily for those with insurance backing, increased dramatically. Auctions have failed due to dealers' liquidity constraints. It is important to note that this was a supply and demand imbalance, not a question of credit quality.

Over the six-month reporting period, investors turned to the perceived safety of Treasuries to avoid the liquidity challenges facing most other asset classes, including municipal securities. Financial institutions that typically provide liquidity faced balance sheet concerns that restricted their capital, which in turn negatively impacted municipal bond liquidity and prices. Demand from institutional investors -- including property and casualty insurers, tender option bond programs and mutual funds that experienced net redemptions -- also faltered. Additionally, investors required municipalities to provide greater compensation for taking on risk, leading to wider spreads for credit-driven securities. As a result, the municipal bond market significantly underperformed the U.S. Treasury market. For the six-month period ended November 30, 2008, the BC Municipal Bond Index had a -4.98% total return compared with the +8.46% return of the BC U.S. Treasury Index.(9) The long end of the municipal bond market underperformed the most, as the BC Municipal Long Bond Index (composed of bonds with maturities of 22 years and longer) had a -14.77% total return during the six months under review.(10)

On November 30, 2008, two-year, 10-year and 30-year Treasury yields were 1.00%, 2.93% and 3.44%, respectively. In comparison, according to Municipal Market Data, the yields on the municipal bond AAA yield curve were 2.13%, 4.02% and 5.38% for two-year, 10-year and 30-year municipal bonds, respectively. It is highly unusual for municipal bonds of AAA credit quality to continue to offer greater yields than comparable Treasury bonds. We believe this market phenomenon is primarily due to liquidity constraints and not a fundamental change in the credit quality of comparably rated municipal securities.

----------
9. Source: (C) 2008 Morningstar. The BC Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The BC U.S. Treasury Index is the U.S. Treasury component of the U.S. Government index and covers public obligations of the U.S. Treasury with a remaining maturity of one year or more.

10. Source: (C) 2008 Morningstar. The BC Municipal Long Bond Index is the long (22+ years) component of the BC Municipal Bond Index.

8 | Semiannual Report

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Our value-oriented philosophy of investing primarily for income and a positive sloping municipal yield curve favored longer-term bonds during the reporting period. Consistent with our strategy, we sought to remain fully invested in bonds ranging from 20 to 30 years in maturity with good call features. We took advantage of strong retail demand for highly rated essential service bonds, and sold some AA- and AAA-rated securities that were purchased in a lower municipal bond interest rate environment. We also sold some of the Fund's highly liquid prerefunded bonds at a premium as institutional investors provided liquidity for municipal bonds escrowed in government securities. We used the proceeds to purchase bonds that we believed were trading at very attractive relative values in the current, higher interest rate environment. We found value in credit-driven securities (rated between A and BBB) as credit spreads widened to the point where we felt investors were being adequately compensated for higher credit risk. Despite finding value in credit-driven securities, the Fund's credit quality remained high and finished the reporting period averaging AA+.

In line with our relative value investment strategy, and to further reduce volatility, we do not use derivative securities and other exotic investment vehicles designed to leverage the portfolio. During the period, the Fund had no exposure to inverse floaters or any other form of leverage. Also, as the alternative minimum tax (AMT) affects more individuals each year, we held no bonds subject to AMT to prevent a taxable situation for individuals subject to AMT.

PORTFOLIO BREAKDOWN
11/30/08

                                                     % OF TOTAL
                                         LONG-TERM INVESTMENTS*
                                         ----------------------
Prerefunded                                               28.4%
Transportation                                            17.7%
Subject to Government Appropriations                      11.6%
Utilities                                                 10.0%
Tax-Supported                                              9.7%
Higher Education                                           6.5%
General Obligation                                         5.6%
Other Revenue                                              4.7%
Hospital & Health Care                                     3.0%
Housing                                                    1.4%
Corporate-Backed                                           1.4%

----------
*     Does not include short-term investments and other net assets.

                                                           Semiannual Report | 9

We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income. Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

10 | Semiannual Report

Performance Summary as of 11/30/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FNYTX)                                  CHANGE     11/30/08    5/31/08
---------------------------------                       --------   ---------   ---------
Net Asset Value (NAV)                                   -$  1.00   $   10.61   $   11.61
DISTRIBUTIONS (6/1/08-11/30/08)
Dividend Income                              $ 0.2532

CLASS B (SYMBOL: FTFBX)                                  CHANGE     11/30/08    5/31/08
---------------------------------                       --------   ---------   ---------
Net Asset Value (NAV)                                   -$  1.00   $   10.58   $   11.58
DISTRIBUTIONS (6/1/08-11/30/08)
Dividend Income                              $ 0.2211

CLASS C (SYMBOL: FNYIX)                                  CHANGE     11/30/08    5/31/08
---------------------------------                       --------   ---------   ---------
Net Asset Value (NAV)                                   -$  1.00   $   10.60   $   11.60
DISTRIBUTIONS (6/1/08-11/30/08)
Dividend Income                              $ 0.2220

ADVISOR CLASS (SYMBOL: FNYAX)                            CHANGE     11/30/08    5/31/08
---------------------------------                       --------   ---------   ---------
Net Asset Value (NAV)                                   -$  1.00   $   10.61   $   11.61
DISTRIBUTIONS (6/1/08-11/30/08)
Dividend Income                              $ 0.2583

                                                          Semiannual Report | 11

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                            6-MONTH          1-YEAR   5-YEAR   10-YEAR
----------------------------------------          --------          ------   ------   -------
Cumulative Total Return(1)                           -6.54%          -4.88%  +11.02%   +43.03%
Average Annual Total Return(2)                      -10.54%          -8.94%   +1.23%    +3.19%
Avg. Ann. Total Return (12/31/08)(3)                                 -7.34%   +1.51%    +3.39%
   Distribution Rate(4)                                      4.57%
   Taxable Equivalent Distribution Rate(5)                   7.86%
   30-Day Standardized Yield(6)                              4.04%
   Taxable Equivalent Yield(5)                               6.67%
   Total Annual Operating Expenses(7)                        0.60%

CLASS B                                            6-MONTH          1-YEAR   5-YEAR   INCEPTION (1/1/99)
----------------------------------------          --------          ------   ------   ------------------
Cumulative Total Return(1)                           -6.82%          -5.52%   +7.88%        +36.41%
Average Annual Total Return(2)                      -10.48%          -9.15%   +1.19%         +3.18%
Avg. Ann. Total Return (12/31/08)(3)                                 -7.37%   +1.49%         +3.37%
   Distribution Rate(4)                                      4.17%
   Taxable Equivalent Distribution Rate(5)                   7.17%
   30-Day Standardized Yield(6)                              3.67%
   Taxable Equivalent Yield(5)                               6.06%
   Total Annual Operating Expenses(7)                        1.16%

CLASS C                                            6-MONTH          1-YEAR   5-YEAR   10-YEAR
----------------------------------------          --------          ------   ------   -------
Cumulative Total Return(1)                           -6.80%          -5.42%   +7.98%   +35.24%
Average Annual Total Return(2)                       -7.72%          -6.33%   +1.55%    +3.06%
Avg. Ann. Total Return (12/31/08)(3)                                 -4.68%   +1.81%    +3.26%
   Distribution Rate(4)                                      4.18%
   Taxable Equivalent Distribution Rate(5)                   7.19%
   30-Day Standardized Yield(6)                              3.67%
   Taxable Equivalent Yield(5)                               6.06%
   Total Annual Operating Expenses(7)                        1.16%

ADVISOR CLASS(8)                                   6-MONTH          1-YEAR   5-YEAR   10-YEAR
----------------------------------------          --------          ------   ------   -------
Cumulative Total Return(1)                           -6.50%          -4.88%  +11.51%   +43.91%
Average Annual Total Return(2)                       -6.50%          -4.88%   +2.20%    +3.71%
Avg. Ann. Total Return (12/31/08)(3)                                 -3.12%   +2.49%    +3.92%
   Distribution Rate(4)                                      4.87%
   Taxable Equivalent Distribution Rate(5)                   8.37%
   30-Day Standardized Yield(6)                              4.32%
   Taxable Equivalent Yield(5)                               7.13%
   Total Annual Operating Expenses(7)                        0.51%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236.

12 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's November dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 11/30/08.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/08 for the maximum combined effective federal and New York state and City personal income tax rate of 41.82%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/08.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.

8. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +26.45% and +3.33%.

                                                          Semiannual Report | 13

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14| Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 6/1/08    VALUE 11/30/08  PERIOD* 6/1/08-11/30/08
                                           -----------------  --------------  -------------------------
CLASS A
Actual                                          $ 1,000         $   934.60              $ 2.86
Hypothetical (5% return before expenses)        $ 1,000         $ 1,022.11              $ 2.99

CLASS B
Actual                                          $ 1,000         $   931.80              $ 5.57
Hypothetical (5% return before expenses)        $ 1,000         $ 1,019.30              $ 5.82

CLASS C
Actual                                          $ 1,000         $   932.00              $ 5.57
Hypothetical (5% return before expenses)        $ 1,000         $ 1,019.30              $ 5.82

ADVISOR CLASS
Actual                                          $ 1,000         $   935.00              $ 2.43
Hypothetical (5% return before expenses)        $ 1,000         $ 1,022.56              $ 2.54

----------
* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.59%; B: 1.15%; C: 1.15%; and Advisor:
      0.50%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

                                                          Semiannual Report | 15

Franklin New York Tax-Free Income Fund

FINANCIAL HIGHLIGHTS

                                        SIX MONTHS ENDED
                                        NOVEMBER 30, 2008                             YEAR ENDED MAY 31,
                                           (UNAUDITED)       2008            2007          2006          2005          2004
                                        ----------------- ----------     ----------     ----------     ----------   ----------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of period ..  $      11.61     $    11.69     $    11.72     $    12.01     $    11.64   $    12.22
                                         ------------     ----------     ----------     ----------     ----------   ----------
Income from investment operations(a):
   Net investment income(b)............          0.25           0.51           0.51           0.52           0.54         0.55
   Net realized and unrealized gains
     (losses) .........................         (1.00)         (0.06)         (0.02)         (0.29)          0.37        (0.58)
                                         ------------     ----------     ----------     ----------     ----------   ----------
Total from investment operations ......         (0.75)          0.45           0.49           0.23           0.91        (0.03)
                                         ------------     ----------     ----------     ----------     ----------   ----------
Less distributions from:
   Net investment income ..............         (0.25)         (0.51)         (0.51)         (0.52)         (0.54)       (0.55)
   Net realized gains .................            --          (0.02)         (0.01)            --             --           --
                                         ------------     ----------     ----------     ----------     ----------   ----------
Total distributions ...................         (0.25)         (0.53)         (0.52)         (0.52)         (0.54)       (0.55)
                                         ------------     ----------     ----------     ----------     ----------   ----------
Redemption fees(c).....................            --(d)          --(d)          --(d)          --(d)          --(d)        --
                                         ------------     ----------     ----------     ----------     ----------   ----------
Net asset value, end of period ........  $      10.61     $    11.61     $    11.69     $    11.72     $    12.01   $    11.64
                                         ============     ==========     ==========     ==========     ==========   ==========
Total return(e)........................         (6.54)%         3.92%          4.25%          1.95%          7.95%       (0.27)%
RATIO TO AVERAGE NET ASSETS(f)
Expenses ..............................          0.59%          0.60%          0.61%          0.60%          0.60%        0.60%
Net investment income .................          4.50%          4.38%          4.37%          4.41%          4.50%        4.62%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....  $  4,423,012     $4,701,098     $4,411,763     $4,351,378     $4,497,924   $4,429,312
Portfolio turnover rate ...............          6.88%         11.88%          5.59%          9.71%         10.97%       10.35%

----------
(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c)   Effective September 1, 2008, the redemption fee was eliminated.

(d)   Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)   Ratios are annualized for periods less than one year.

    The accompanying notes are an integral part of these financial statements.

16 | Semiannual Report

Franklin New York Tax-Free Income Fund

                                                    SIX MONTHS ENDED
                                                   NOVEMBER 30, 2008                  YEAR ENDED MAY 31,
                                                     (UNAUDITED)         2008        2007        2006          2005         2004
                                                   -----------------  ---------    --------    ---------    ---------    ---------
CLASS B
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $   11.58      $   11.67    $  11.70    $   11.99    $   11.61    $   12.20
                                                       ---------      ---------    --------    ---------    ---------    ---------
Income from investment operations(a):
   Net investment income(b).......................          0.22           0.44        0.45         0.45         0.47         0.48
   Net realized and unrealized gains (losses) ....         (1.00)         (0.07)      (0.02)       (0.29)        0.38        (0.59)
                                                       ---------      ---------    --------    ---------    ---------    ---------
Total from investment operations .................         (0.78)          0.37        0.43         0.16         0.85        (0.11)
                                                       ---------      ---------    --------    ---------    ---------    ---------
Less distributions from:
   Net investment income .........................         (0.22)         (0.44)      (0.45)       (0.45)       (0.47)       (0.48)
   Net realized gains ............................            --          (0.02)      (0.01)          --           --           --
                                                       ---------      ---------    --------    ---------    ---------    ---------
Total distributions ..............................         (0.22)         (0.46)      (0.46)       (0.45)       (0.47)       (0.48)
                                                       ---------      ---------    --------    ---------    ---------    ---------
Redemption fees(c)................................            --(d)          --(d)       --(d)        --(d)        --(d)        --
                                                       ---------      ---------    --------    ---------    ---------    ---------
Net asset value, end of period ...................     $   10.58      $   11.58    $  11.67    $   11.70    $   11.99    $   11.61
                                                       =========      =========    ========    =========    =========    =========

Total return(e)...................................         (6.82)%         3.26%       3.67%        1.38%        7.46%       (0.91)%

RATIO TO AVERAGE NET ASSETS(f)
Expenses .........................................          1.15%          1.16%       1.17%        1.16%        1.16%        1.16%
Net investment income ............................          3.94%          3.82%       3.81%        3.85%        3.94%        4.06%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $ 121,876      $ 148,693    $178,205    $ 207,209    $ 231,020    $ 231,664
Portfolio turnover rate ..........................          6.88%         11.88%       5.59%        9.71%       10.97%       10.35%

----------
(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c)   Effective September 1, 2008, the redemption fee was eliminated.

(d)   Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)   Ratios are annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

                                                         Semiannual Report | 17

Franklin New York Tax-Free Income Fund

                                                    SIX MONTHS ENDED
                                                   NOVEMBER 30, 2008                 YEAR ENDED MAY 31,
                                                      (UNAUDITED)        2008        2007          2006         2005        2004
                                                   -----------------  ---------    ----------    ---------    --------    --------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $   11.60      $   11.69    $    11.71    $   12.00    $  11.63    $  12.22
                                                       ---------      ---------    ----------    ---------    --------    --------
Income from investment operations(a):
   Net investment income(b).......................          0.22           0.44          0.45         0.45        0.47        0.48
   Net realized and unrealized gains (losses) ....         (1.00)         (0.07)        (0.01)       (0.29)       0.37       (0.59)
                                                       ---------      ---------    ----------    ---------    --------    --------
Total from investment operations .................         (0.78)          0.37          0.44         0.16        0.84       (0.11)
                                                       ---------      ---------    ----------    ---------    --------    --------
Less distributions from:
   Net investment income .........................         (0.22)         (0.44)        (0.45)       (0.45)      (0.47)      (0.48)
   Net realized gains ............................            --          (0.02)        (0.01)          --          --          --
                                                       ---------      ---------    ----------    ---------    --------    --------
Total distributions ..............................         (0.22)         (0.46)        (0.46)       (0.45)      (0.47)      (0.48)
                                                       ---------      ---------    ----------    ---------    --------    --------
Redemption fees(c)................................            --(d)          --(d)         --(d)        --(d)       --(d)       --
                                                       ---------      ---------    ----------    ---------    --------    --------
Net asset value, end of period ...................     $   10.60      $   11.60    $    11.69    $   11.71    $  12.00    $  11.63
                                                       =========      =========    ==========    =========    ========    ========

Total return(e)...................................         (6.80)%         3.26%         3.76%        1.38%       7.36%      (0.91)%

RATIO TO AVERAGE NET ASSETS(f)
Expenses .........................................          1.15%          1.16%         1.17%        1.16%       1.16%       1.16%
Net investment income ............................          3.94%          3.82%         3.81%        3.85%       3.94%       4.06%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $ 435,711      $ 398,418    $  272,837    $ 245,444    $235,805    $231,051
Portfolio turnover rate ..........................          6.88%         11.88%         5.59%        9.71%      10.97%      10.35%

----------

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c)   Effective September 1, 2008, the redemption fee was eliminated.

(d)   Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)   Ratios are annualized for periods less than one year.

    The accompanying notes are an integral part of these financial statements.

18 | Semiannual Report

Franklin New York Tax-Free Income Fund

                                                  SIX MONTHS ENDED
                                                  NOVEMBER 30, 2008                 YEAR ENDED MAY 31,
ADVISOR CLASS                                       (UNAUDITED)         2008          2007         2006         2005        2004
                                                  -----------------   ---------    ---------    ---------    ---------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........      $     11.61      $   11.70    $   11.73    $   12.02    $   11.64    $  12.23
                                                     -----------      ---------    ---------    ---------    ---------    --------
Income from investment operations(a):
   Net investment income(b) ...................             0.26           0.52         0.53         0.53         0.55        0.56
   Net realized and unrealized gains (losses)              (1.00)         (0.07)       (0.02)       (0.29)        0.38       (0.59)
                                                     -----------      ---------    ---------    ---------    ---------    --------
Total from investment operations ..............            (0.74)          0.45         0.51         0.24         0.93       (0.03)
                                                     -----------      ---------    ---------    ---------    ---------    --------
Less distributions from:
   Net investment income ......................            (0.26)         (0.52)       (0.53)       (0.53)       (0.55)      (0.56)
   Net realized gains .........................               --          (0.02)       (0.01)          --           --          --
                                                     -----------      ---------    ---------    ---------    ---------    --------
Total distributions ...........................            (0.26)         (0.54)       (0.54)       (0.53)       (0.55)      (0.56)
                                                     -----------      ---------    ---------    ---------    ---------    --------
Redemption fees(c) ............................               --(d)          --(d)        --(d)        --(d)        --(d)       --
                                                     -----------      ---------    ---------    ---------    ---------    --------
Net asset value, end of period ................      $     10.61      $   11.61    $   11.70    $   11.73    $   12.02    $  11.64
                                                     ===========      =========    =========    =========    =========    ========

Total return(e) ...............................            (6.50)%         3.93%        4.34%        2.04%        8.14%      (0.26)%

RATIOS TO AVERAGE NET ASSETS(f)
Expenses ......................................             0.50%          0.51%        0.52%        0.51%        0.51%       0.51%
Net investment income .........................             4.59%          4.47%        4.46%        4.50%        4.59%       4.71%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $    96,583      $  84,781    $  61,547    $  44,308    $   30,487   $ 22,470
Portfolio turnover rate .......................             6.88%         11.88%        5.59%        9.71%       10.97%      10.35%

----------
(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)   Based on average daily shares outstanding.

(c)   Effective September 1, 2008, the redemption fee was eliminated.

(d)   Amount rounds to less than $0.01 per share.

(e)   Total return is not annualized for periods less than one year.

(f)   Ratios are annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

                                                         Semiannual Report | 19

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS 98.9%
NEW YORK 96.3%
Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 ..........   $      4,320,000   $     4,324,882
Albany IDA Civic Facility Revenue,
     Albany Medical Center Project, 6.00%, 5/01/19 .......................................          1,270,000         1,144,943
     Albany Medical Center Project, 6.00%, 5/01/29 .......................................          1,460,000         1,108,972
     St. Peter's Hospital Project, Series A, 5.25%, 11/15/27 .............................          5,000,000         3,756,600
     St. Peter's Hospital Project, Series A, 5.25%, 11/15/32 .............................          5,000,000         3,588,950
     St. Peter's Hospital Project, Series E, 5.50%, 11/15/27 .............................          1,135,000           880,635
     St. Peter's Hospital Project, Series E, 5.25%, 11/15/32 .............................          1,150,000           825,459
     St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.375%, 7/01/31 ............          2,750,000         3,017,630
Albany Parking Authority Revenue,
     Refunding, Series A, 5.625%, 7/15/20 ................................................            555,000           611,205
     Refunding, Series A, 5.625%, 7/15/25 ................................................            415,000           457,027
     Series A, Pre-Refunded, 5.625%, 7/15/20 .............................................            695,000           765,119
     Series A, Pre-Refunded, 5.625%, 7/15/25 .............................................            585,000           644,021
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty-Student
     Housing Corp.,
        Series A, AMBAC Insured, 5.125%, 8/01/20 .........................................          1,410,000         1,445,405
        Series A, AMBAC Insured, 5.25%, 8/01/31 ..........................................          5,055,000         5,041,352
        Series B, AMBAC Insured, 5.625%, 8/01/20 .........................................          1,690,000         1,751,651
        Series B, AMBAC Insured, 5.75%, 8/01/25 ..........................................          3,050,000         3,131,588
        Series B, AMBAC Insured, 5.75%, 8/01/30 ..........................................          3,440,000         3,504,362
        Series B, AMBAC Insured, 5.25%, 8/01/31 ..........................................          1,000,000           997,300
Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
     11/01/24 ............................................................................          9,000,000         8,844,570
     11/01/25 ............................................................................         12,000,000        11,679,000
     11/01/26 ............................................................................         14,250,000        13,758,802
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17                                4,120,000         4,815,744
Dutchess County IDA Civic Facility Revenue, Vassar College Project, Pre-Refunded, 5.35%,
   9/01/40 ...............................................................................         16,000,000        17,503,040
Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
     5.00%, 9/01/21 ......................................................................          2,835,000         2,854,987
     5.125%, 9/01/31 .....................................................................          5,045,000         4,883,358
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
     10/01/30 ............................................................................          3,000,000         2,756,040
     10/01/35 ............................................................................          1,500,000         1,338,330
Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 .............................            245,000           245,902
Liberty Development Corp. Revenue,
     5.50%, 10/01/37 .....................................................................         27,000,000        19,948,410
     Goldman Sachs Headquarters, 5.25%, 10/01/35 .........................................         68,600,000        49,090,160
Long Island Power Authority Electric System Revenue,
     General, Refunding, Series A, 6.00%, 5/01/33 ........................................         42,000,000        41,519,940
     General, Series B, 5.00%, 12/01/35 ..................................................          5,000,000         4,132,200
     General, Series C, 5.00%, 9/01/35 ...................................................         16,000,000        13,228,480
     Series A, AMBAC Insured, 5.00%, 9/01/29 .............................................         24,000,000        20,377,200
     Series A, AMBAC Insured, 5.00%, 9/01/34 .............................................         20,670,000        17,029,393
     Series C, BHAC Insured, 5.00%, 9/01/35 ..............................................          5,000,000         4,522,100
Madison County IDA Civic Facility Revenue, Colgate University Project, Series B, 5.00%,
   7/01/33 ...............................................................................          2,000,000         1,845,780

20| Semiannual Report

Franklin New York Tax-Free Income Fund

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
Middleburg Central School District GO, FGIC Insured,
   4.60%, 8/15/17 ........................................................................   $      1,045,000   $     1,053,067
   4.625%, 8/15/18 .......................................................................          1,155,000         1,157,067
   4.625%, 8/15/19 .......................................................................          1,210,000         1,190,374
   4.75%, 8/15/20 ........................................................................          1,270,000         1,237,653
   4.75%, 8/15/21 ........................................................................          1,330,000         1,266,785
Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 .......          1,285,000         1,286,465
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
   Educational Services Project, Series A, XLCA Insured, 5.00%,
     7/01/29 .............................................................................          5,710,000         5,036,848
     7/01/34 .............................................................................          3,000,000         2,551,590
MTA Commuter Facilities Revenue,
   Series 8, Pre-Refunded, 5.50%, 7/01/21 ................................................          5,000,000         5,649,550
   Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 ..................................          8,655,000         9,364,970
   Series A, Pre-Refunded, 6.00%, 7/01/24 ................................................          5,575,000         5,738,459
   Series A, Pre-Refunded, 5.25%, 7/01/28 ................................................         18,300,000        19,873,434
   Series A, Pre-Refunded, 6.125%, 7/01/29 ...............................................          9,625,000         9,914,039
   Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ...............................         19,100,000        19,591,252
   Series R, Pre-Refunded, 5.50%, 7/01/17 ................................................          2,000,000         2,311,900
MTA Dedicated Tax Fund Revenue,
   Refunding, Series A, 5.00%, 11/15/30 ..................................................         25,000,000        21,426,000
   Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..................................         27,260,000        28,836,173
   Series A, FSA Insured, 5.00%, 11/15/28 ................................................         41,575,000        37,296,101
   Series A, FSA Insured, 5.00%, 11/15/32 ................................................         71,685,000        61,816,843
   Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 ...................................         25,800,000        28,875,618
   Series A, MBIA Insured, 5.00%, 11/15/35 ...............................................         45,430,000        38,762,693
   Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 ..................................         20,500,000        21,773,255
   Series B, MBIA Insured, 4.75%, 11/15/26 ...............................................          5,200,000         4,538,716
MTA Revenue,
   New York Dedicated Tax Fund, Series B, MBIA Insured, 5.00%, 11/15/31 ..................         40,000,000        34,899,200
   Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 ....................................         22,010,000        19,470,706
   Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ....................................         34,000,000        29,449,100
   Refunding, Series A, FSA Insured, 5.00%, 11/15/30 .....................................         68,130,000        57,930,258
   Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ...................................         15,000,000        12,819,000
   Refunding, Series E, 5.25%, 11/15/31 ..................................................         15,000,000        13,079,550
   Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 ...................................          5,000,000         4,263,600
   Series A, 5.00%, 11/15/37 .............................................................         48,000,000        38,832,960
   Series A, FGIC Insured, 5.00%, 11/15/32 ...............................................         10,355,000         8,618,674
   Series B, 5.00%, 11/15/37 .............................................................         25,000,000        20,225,500
   Series B, Pre-Refunded, 5.25%, 11/15/32 ...............................................         28,720,000        32,261,463
   Series C, 6.50%, 11/15/28 .............................................................         15,000,000        15,419,400
   Transportation, Series A, 5.00%, 11/15/35 .............................................         43,895,000        35,815,686
   Transportation, Series F, 5.00%, 11/15/35 .............................................         11,000,000         8,975,340
MTA Service Contract Revenue,
   Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 ................................          7,500,000         7,270,425
   Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 ................................          7,590,000         7,151,829
   Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 ................................          2,065,000         1,799,420
   Refunding, Series A, 5.125%, 1/01/29 ..................................................          6,000,000         5,299,680
   Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 ....................................         50,000,000        46,345,000

                                                          Semiannual Report | 21

Franklin New York Tax-Free Income Fund

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
MTA Service Contract Revenue, (continued)
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 ...................................   $     12,760,000   $    11,793,813
     Series B, 5.375%, 1/01/30 ...........................................................         50,000,000        45,262,000
     Series B, MBIA Insured, 5.00%, 1/01/31 ..............................................         22,290,000        19,568,391
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/09 ...............................         13,125,000        13,023,412
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 ...............................          9,000,000         8,724,510
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 ...............................         15,380,000        13,967,962
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 ...............................          7,935,000         6,914,480
MTA Transit Facilities Revenue, Series A, Pre-Refunded,
     6.00%, 7/01/24 ......................................................................          7,000,000         7,205,240
     6.125%, 7/01/29 .....................................................................         11,595,000        11,943,198
Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A, Pre-Refunded,
   6.50%, 7/15/27 ........................................................................         15,000,000        15,654,750
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
   Pre-Refunded, 5.75%, 8/01/29 ..........................................................         36,040,000        37,818,574
New York City GO,
     Citysavers, Series B, zero cpn., 8/01/09 ............................................          8,875,000         8,788,912
     Citysavers, Series B, zero cpn., 8/01/10 ............................................          2,690,000         2,579,979
     Citysavers, Series B, zero cpn., 6/01/12 ............................................          1,030,000           969,446
     Citysavers, Series B, zero cpn., 12/01/12 ...........................................          1,030,000           951,174
     Citysavers, Series B, zero cpn., 6/01/13 ............................................          1,030,000           923,436
     Citysavers, Series B, zero cpn., 12/01/13 ...........................................          1,030,000           904,979
     Citysavers, Series B, zero cpn., 6/01/14 ............................................          1,030,000           876,921
     Citysavers, Series B, zero cpn., 12/01/14 ...........................................          1,030,000           858,505
     Citysavers, Series B, zero cpn., 6/01/15 ............................................          1,030,000           829,861
     Citysavers, Series B, zero cpn., 12/01/15 ...........................................          1,030,000           810,528
     Citysavers, Series B, zero cpn., 6/01/16 ............................................          1,030,000           778,845
     Citysavers, Series B, zero cpn., 12/01/16 ...........................................          1,030,000           759,584
     Citysavers, Series B, zero cpn., 6/01/17 ............................................          1,030,000           729,693
     Citysavers, Series B, zero cpn., 12/01/17 ...........................................          1,030,000           710,752
     Citysavers, Series B, zero cpn., 6/01/18 ............................................          1,030,000           681,984
     Citysavers, Series B, zero cpn., 12/01/18 ...........................................          1,005,000           647,401
     Citysavers, Series B, zero cpn., 6/01/19 ............................................          1,030,000           633,635
     Citysavers, Series B, zero cpn., 12/01/19 ...........................................          1,030,000           616,342
     Citysavers, Series B, zero cpn., 6/01/20 ............................................         10,000,000         5,306,100
     Fiscal 2003, Series I, 5.00%, 3/01/29 ...............................................         10,000,000         8,898,600
     Fiscal 2003, Series I, 5.00%, 3/01/30 ...............................................         14,785,000        13,038,004
     Pre-Refunded, 5.50%, 5/15/24 ........................................................          8,920,000         9,519,781
     Refunding, 5.50%, 5/15/24 ...........................................................          1,080,000         1,071,101
     Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22 ..................................         15,000,000        14,274,000
     Series A, FSA Insured, 6.00%, 5/15/30 ...............................................          1,095,000         1,133,664
     Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 .................................          5,155,000         5,538,429
     Series B, 7.00%, 2/01/18 ............................................................             25,000            25,040
     Series C, 7.00%, 2/01/12 ............................................................            705,000           709,124
     Series C, FSA Insured, 5.125%, 3/15/25 ..............................................            165,000           160,984
     Series C, FSA Insured, Pre-Refunded, 5.125%, 3/15/25 ................................          6,335,000         6,927,069
     Series D, 8.00%, 8/01/17 ............................................................              5,000             5,029
     Series D, 7.50%, 2/01/18 ............................................................              5,000             5,009
     Series D, 5.125%, 8/01/19 ...........................................................          1,985,000         1,992,444

22| Semiannual Report

Franklin New York Tax-Free Income Fund

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York City GO, (continued)
   Series D, 5.50%, 6/01/24 ..............................................................   $     16,160,000   $    16,027,003
   Series D, 5.00%, 10/15/29 .............................................................          5,000,000         4,432,950
   Series D, 5.00%, 11/01/34 .............................................................          5,000,000         4,274,400
   Series D, Pre-Refunded, 5.50%, 6/01/24 ................................................          7,785,000         8,641,739
   Series D1, 5.125%, 12/01/28 ...........................................................          5,230,000         4,750,461
   Series E-1, 6.00%, 10/15/23 ...........................................................          7,000,000         7,263,270
   Series E-1, 6.25%, 10/15/28 ...........................................................         10,000,000        10,318,500
   Series F, 5.30%, 1/15/26 ..............................................................         24,070,000        22,690,548
   Series F, Pre-Refunded, 5.30%, 1/15/26 ................................................         20,930,000        23,225,812
   Series H, 7.20%, 2/01/15 ..............................................................              5,000             5,007
   Series H, FSA Insured, 5.375%, 8/01/27 ................................................          7,595,000         7,237,655
   Series H, MBIA Insured, 5.125%, 8/01/25 ...............................................          3,645,000         3,436,142
   Series J, Sub Series J1, AMBAC Insured, 5.00%, 6/01/23 ................................         20,000,000        18,822,000
   Series M, 5.00%, 4/01/35 ..............................................................         10,000,000         8,504,500
   Sub Series L-1, 5.00%, 4/01/27 ........................................................         13,295,000        11,952,072
New York City IDA Civic Facility Revenue,
   Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35 ..............          7,820,000         6,678,124
   Institute of International Education Inc. Project, 5.25%, 9/01/21 .....................          1,530,000         1,507,540
   Institute of International Education Inc. Project, 5.25%, 9/01/31 .....................          5,235,000         4,699,407
   New York University Project, AMBAC Insured, 5.00%, 7/01/31 ............................         18,000,000        16,777,440
   Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 ..................          3,795,000         2,785,075
New York City IDAR, Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/39 ........          8,000,000         6,008,160
New York City Municipal Finance Authority Revenue, Series D, FSA Insured,
   5.00%, 6/15/38 . ......................................................................         59,000,000        52,549,530
New York City Municipal Finance Authority Water and Sewer System Revenue,
   2002, Series B, 5.00%, 6/15/26 ........................................................         25,000,000        24,233,250
   Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37 .......................         10,000,000         8,917,000
   Series B, 5.00%, 6/15/36 ..............................................................         25,000,000        22,698,000
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
   Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35 ......................................         10,000,000         9,117,200
   Refunding, Series B, 6.10%, 6/15/31 ...................................................         11,005,000        11,667,061
   Refunding, Series B, 6.00%, 6/15/33 ...................................................          6,040,000         6,394,367
   Refunding, Series D, 5.00%, 6/15/37 ...................................................         14,865,000        13,461,001
   Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39 ....................................          7,900,000         7,028,630
   Refunding, Series DD, 5.00%, 6/15/37 ..................................................         30,000,000        26,751,000
   Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ....................................         34,175,000        32,193,875
   Second General Resolution, Series AA, 4.75%, 6/15/37 ..................................         40,000,000        32,886,000
   Series A, 5.75%, 6/15/40 ..............................................................          6,550,000         6,597,618
   Series A, FGIC Insured, Pre-Refunded, 5.75%, 6/15/31 ..................................         19,315,000        19,999,137
   Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ..................................         11,655,000        12,052,319
   Series A, FGIC Insured, Pre-Refunded, 5.25%, 6/15/33 ..................................          7,000,000         7,582,680
   Series A, Pre-Refunded, 5.75%, 6/15/30 ................................................         41,190,000        42,648,950
   Series B, Pre-Refunded, 6.10%, 6/15/31 ................................................          3,995,000         4,309,646
   Series B, Pre-Refunded, 6.00%, 6/15/33 ................................................         10,260,000        11,052,585
New York City Transitional Finance Authority Building Aid Revenue,
   Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34 ....................................         75,000,000        64,773,000
   Fiscal 2009, Series S-1, 5.75%, 7/15/38 ...............................................         30,000,000        28,449,000
   Series S-2, 6.00%, 7/15/38 ............................................................         50,000,000        49,113,000
   Series S-2, FGIC Insured, 5.00%, 1/15/37 ..............................................         22,000,000        18,540,060

                                                          Semiannual Report | 23

Franklin New York Tax-Free Income Fund

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York City Transitional Finance Authority Revenue,
     Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%, 5/01/25 ....................   $         55,000   $        56,571
     Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 ..................................          1,515,000         1,468,686
     Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 ..................................          1,485,000         1,410,245
     Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%, 5/01/25 ....................          5,515,000         5,672,564
     Future Tax Secured, 2005, Series C, Pre-Refunded, 5.00%, 5/01/29 ....................          3,730,000         3,828,957
     Future Tax Secured, Refunding, Series B, 5.00%, 5/01/30 .............................          7,290,000         6,878,042
     Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 ..............          2,900,000         2,653,935
     Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ...............         15,000,000        13,486,050
     Future Tax Secured, Series A, 5.25%, 8/01/31 ........................................         28,205,000        27,366,747
     Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 ..........................         15,805,000        14,796,957
     Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ............            260,000           279,094
     Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 .........................         20,000,000        21,166,000
     Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 ..........................         29,000,000        30,307,030
     Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 ..........................         27,005,000        29,146,767
     Future Tax Secured, Series A, Pre-Refunded, 5.25%, 8/01/31 ..........................          2,400,000         2,674,056
     Future Tax Secured, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/30 ...........            100,000           109,325
     Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 .........................         15,000,000        16,104,450
     Future Tax Secured, Series B, Pre-Refunded, 5.00%, 5/01/30 ..........................            230,000           251,105
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 .........................         16,800,000        17,891,664
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 ..........................          4,430,000         4,556,565
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 .........................         13,660,000        14,527,820
     Future Tax Secured, Series D, 5.00%, 2/01/27 ........................................         62,025,000        59,657,506
     Future Tax Secured, Series E, 5.00%, 2/01/25 ........................................          5,000,000         4,891,250
     Future Tax Secured, Series E, 5.00%, 2/01/27 ........................................         10,000,000         9,618,300
     Future Tax Secured, Series E, 5.00%, 2/01/33 ........................................          8,895,000         8,193,273
     Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%, 5/01/29 ....................            335,000           311,101
     Future Tax Secured Bonds, Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ......          1,030,000         1,057,542
     Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ................................          2,270,000         2,330,700
New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
   Series A, AMBAC Insured, Pre-Refunded, 5.25%, 1/01/29 .................................         79,840,000        84,079,504
New York City Trust for Cultural Resources Revenue,
     Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 .................         15,500,000        14,600,225
     Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 .........................         10,500,000         9,432,360
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC
     Insured, 5.00%,
        11/15/35 .........................................................................         33,130,000        28,686,936
        11/15/44 .........................................................................         31,000,000        26,168,650
New York IDA Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured, 5.25%,
   12/15/32 ..............................................................................          1,525,000         1,416,588
New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1, AMBAC
   Insured, 5.25%, 6/01/21 ...............................................................         18,000,000        17,470,620
New York State Commissioner of General Services Revenue, People of the State of New York,
     Certificate of Lease Assessment, Pre-Refunded,
        5.70%, 3/01/29 ...................................................................         58,935,642        53,050,918
        5.75%, 3/01/29 ...................................................................         32,050,389        29,027,717
New York State Dormitory Authority Lease Revenue,
     Court Facilities, Pre-Refunded, 6.00%, 5/15/39 ......................................         58,245,000        62,533,579
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 ...................................         12,650,000        11,474,941

24| Semiannual Report

Franklin New York Tax-Free Income Fund

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Lease Revenue, (continued)
   State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 .....   $      2,000,000   $     2,181,840
   State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 .....          7,700,000         8,322,930
   State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32 ...................          5,500,000         6,024,975
   State University Dormitory Facilities, Series A, Pre-Refunded, 6.00%, 7/01/30 .........          5,750,000         6,205,227
   State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded, 5.125%,
     7/01/28 .............................................................................          4,800,000         4,962,912
   State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
     7/01/19 .............................................................................          5,090,000         5,273,698
   State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
     7/01/29 .............................................................................          9,250,000         9,583,832
New York State Dormitory Authority Revenue,
   FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 ...........................................         22,000,000        24,361,480
   Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ......................          4,000,000         3,742,160
   Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 .......................          5,500,000         4,615,105
   School Districts Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 ............          9,500,000         8,869,675
   Teachers College, MBIA Insured, 5.00%, 7/01/22 ........................................          2,885,000         2,888,635
   Teachers College, MBIA Insured, 5.00%, 7/01/32 ........................................          6,000,000         5,636,160
   Upstate Community Colleges, Series A, 5.00%, 7/01/27 ..................................          3,720,000         3,308,494
New York State Dormitory Authority Revenues,
   Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 .....................................          4,730,000         4,255,392
   City University System, Consolidated Fourth General Resolution, Series A, FGIC Insured,
     Pre-Refunded, 5.25%, 7/01/30 ........................................................         20,705,000        21,900,921
   City University System, Consolidated Fourth General Resolution, Series A, Pre-Refunded,
     5.25%, 7/01/31 ......................................................................         12,000,000        13,015,920
   City University System Consolidated, Series C, 7.50%, 7/01/10 .........................          5,885,000         6,168,422
   City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 ....................            515,000           532,907
   City University System Consolidated, Third General, Refunding, Series 1, FGIC Insured,
     5.25%, 7/01/25 ......................................................................          4,100,000         4,006,684
   City University System Consolidated, Third General, Series 1, FSA Insured,
     Pre-Refunded,
     5.50%, 7/01/29 ......................................................................         38,375,000        39,771,466
   Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
     5.00%, 7/01/29 ......................................................................          9,700,000        10,784,169
   Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
     5.125%, 7/01/34 .....................................................................         15,000,000        16,772,550
   Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 ...........................            490,000           426,942
   Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ........          5,000,000         4,279,550
   Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%,
     2/15/30 .............................................................................          5,000,000         4,291,200
   Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33 ...............         35,000,000        30,195,900
   Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
     6.00%, 2/15/25 ......................................................................          5,460,000         5,748,943
   Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
     6.00%, 2/15/30 ......................................................................          4,300,000         4,527,556
   Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
     5.25%, 8/15/31 ......................................................................          3,975,000         4,305,124
   Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
     5.50%, 2/15/21 ......................................................................          1,015,000         1,077,920

                                                          Semiannual Report | 25

Franklin New York Tax-Free Income Fund

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
   Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
     5.50%, 8/15/21 ......................................................................   $      2,065,000   $     2,193,009
   Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
     5.25%, 8/15/30 ......................................................................          4,460,000         4,717,922
   Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 .....................................          5,995,000         5,098,268
   New School University, MBIA Insured, 5.00%, 7/01/31 ...................................          2,500,000         2,239,100
   New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 .......................          4,900,000         4,300,436
   New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ..........................          3,500,000         3,380,720
   New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ..........................          5,000,000         4,691,050
   New York University, Series A, FGIC Insured, 5.00%, 7/01/34 ...........................         15,200,000        13,406,704
   Non-State Supported Debt, Cornell University, Series A, 5.00%, 7/01/31 ................         10,000,000         9,506,300
   Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/27 ............          2,435,000         2,349,215
   Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/32 ............          3,125,000         2,851,250
   Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%,
     7/01/33 .............................................................................          9,000,000         8,068,410
   Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%,
     7/01/38 .............................................................................          5,000,000         4,398,400
   Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%,
     7/01/37 .............................................................................          3,000,000         2,660,220
   Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ......          7,750,000         6,589,902
   Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/33 ......          5,200,000         4,295,408
   Non-State Supported Debt, Long Island University, Radian Insured, Pre-Refunded, 5.125%,
     9/01/23 .............................................................................            100,000           105,035
   Non-State Supported Debt, Long Island University, Radian Insured, Pre-Refunded, 5.25%,
     9/01/28 .............................................................................             80,000            84,102
   Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.125%,
     9/01/23 .............................................................................          1,700,000         1,617,890
   Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.25%,
     9/01/28 .............................................................................          1,420,000         1,305,846
   Non-State Supported Debt, Montefiore Medical Center, FGIC Insured, 5.00%, 2/01/28 .....         10,060,000         8,641,741
   Non-State Supported Debt, Mortgage Hospital, Montefiore, FHA Insured, 5.00%,
     8/01/24 .. ..........................................................................          2,500,000         2,361,400
   Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
     MBIA Insured, 5.00%, 7/01/35 ........................................................          5,000,000         4,225,800
   Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Sub Series
     2-4, 5.00%, 1/15/27 .................................................................          5,000,000         4,562,600
   Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Sub Series
     2-4, 5.00%, 1/15/28 .................................................................          5,000,000         4,528,250
   Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Sub Series
     2-5, 5.00%, 1/15/32 .................................................................         20,000,000        17,742,000
   Non-State Supported Debt, New York and Presbyterian Hospital, FSA Insured, 5.00%,
     8/15/36 .............................................................................         14,185,000        11,697,093
   Non-State Supported Debt, New York University, AMBAC Insured, 5.00%, 7/01/26 ..........          5,475,000         5,258,190
   Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38 ...............         20,800,000        18,785,520
   Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
     7/01/27 .............................................................................          5,470,000         5,177,027
   Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
     7/01/32 .............................................................................          5,000,000         4,562,000

26| Semiannual Report

Franklin New York Tax-Free Income Fund

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
   Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
     7/01/37 .............................................................................   $     20,805,000   $    18,607,368
   Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38 ...............         23,995,000        21,671,084
   Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48 ...............         49,665,000        43,512,003
   Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38 ...............         25,000,000        22,578,750
   Non-State Supported Debt, North Shore L.I. Jewish Obligation Group, Series A, 5.00%,
     5/01/32 .............................................................................          6,250,000         4,781,563
   Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/26 .........          2,665,000         2,358,658
   Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/31 .........          2,500,000         2,049,975
   Non-State Supported Debt, School District Financing Program, Series C, FSA Insured,
     5.00%, 10/01/37 .....................................................................          6,550,000         5,901,615
   Non-State Supported Debt, School Districts Bond Financing, Refunding, Series C,
     MBIA Insured, 5.00%, 4/01/35 ........................................................          7,525,000         6,779,348
   Non-State Supported Debt, School Districts Bond Financing, Series B, MBIA Insured,
     5.00%, 10/01/34 .....................................................................          5,000,000         4,555,150
   Non-State Supported Debt, Series A-1, SONYMA Insured, 5.00%, 6/01/38 ..................          5,000,000         4,312,800
   Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured,
     4.75%, 2/15/37 ......................................................................          5,000,000         3,771,450
   North Shore L.I. Jewish Group, Pre-Refunded, 5.50%, 5/01/33 ...........................          2,500,000         2,813,575
   Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 .............................          1,745,000         1,645,622
   Rockefeller University, Series A1, 5.00%, 7/01/32 .....................................         11,500,000        10,949,035
   Skidmore College, FGIC Insured, 5.00%, 7/01/33 ........................................          6,565,000         5,851,122
   St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ..........................          1,000,000           852,930
   St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 ...........          5,310,000         5,810,149
   State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23 ...................          1,725,000         1,702,109
   State Supported Debt, 2008, Mental Health, Refunding, Series D, MBIA Insured, 5.00%,
     8/15/17 .............................................................................          2,250,000         2,259,135
   State Supported Debt, FSA Insured, 5.00%, 2/15/33 .....................................          9,005,000         8,053,802
   State Supported Debt, FSA Insured, 5.00%, 2/15/33 .....................................          4,275,000         3,795,773
   State Supported Debt, FSA Insured, 5.00%, 2/15/38 .....................................         22,260,000        19,382,005
   State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%,
     2/15/21 .............................................................................             95,000           100,889
   State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%,
     8/15/21 .............................................................................            205,000           217,708
   State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.25%,
     8/15/30 .............................................................................            165,000           174,542
   State Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28 ..............          7,690,000         6,870,707
   State Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%, 2/15/28           1,505,000         1,658,766
   State Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/25 ..             40,000            42,117
   State Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/30 ..             30,000            31,588
   State Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
     6.00%, 2/15/25 ......................................................................            600,000           631,752
   State Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
     6.00%, 2/15/30 ......................................................................            535,000           563,312
   State Supported Debt, Mental Health Services, Series D, FSA Insured, 5.25%, 8/15/30 ...            145,000           139,539
   State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
     5.50%, 2/15/21 ......................................................................             25,000            26,550

                                                          Semiannual Report | 27

Franklin New York Tax-Free Income Fund

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)

New York State Dormitory Authority Revenues, (continued)
        State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
          5.50%, 8/15/21 .................................................................   $         45,000   $        47,790
        State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
          5.25%, 8/15/30 .................................................................            230,000           243,301
        State Supported Debt, Mental Health Services Facilities Improvement, Series A,
          FSA Insured, 5.00%, 2/15/32 ....................................................         28,000,000        24,311,560
        State Supported Debt, Mental Health Services Facilities Improvement, Series B,
          FSA Insured, 5.00%, 2/15/32 ....................................................          8,680,000         7,536,584
        State Supported Debt, Mental Health Services Facilities Improvement, Series B,
          MBIA Insured, 5.25%, 8/15/31 ...................................................          3,640,000         3,267,774
        State Supported Debt, Mental Health Services Facilities Improvement, Series B,
          MBIA Insured, Pre-Refunded, 5.25%, 8/15/31 .....................................          2,385,000         2,583,074
        State Supported Debt, Mental Health Services Facilities Improvement, Series E,
          5.00%, 2/15/30 .................................................................         12,100,000        10,642,555
        State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/33 ......         14,210,000        12,427,924
        State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/38 ......         10,785,000         9,231,097
        State Supported Debt, State University Educational Facilities, Pre-Refunded,
          5.125%, 5/15/21 ................................................................         10,985,000        11,166,252
        State Supported Debt, State University Educational Facilities, Refunding, 5.00%,
          5/15/17 ........................................................................          3,180,000         3,209,828
        State Supported Debt, State University Educational Facilities, Refunding, 5.125%,
          5/15/21 ........................................................................          1,105,000         1,084,546
     (a)State Supported Debt, Upstate Community, 6.00%, 7/01/31 ..........................         20,000,000        19,445,200
        State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
          7/01/19 ........................................................................          4,610,000         4,606,082
        State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
          7/01/28 ........................................................................         16,360,000        14,569,889
        The Highlands Living, FHA Insured, 6.60%, 2/01/34 ................................          2,945,000         2,946,973
        W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 .............................          6,800,000         6,692,492
        Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 ...............................         13,260,000        12,857,692
        Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 ...............................         23,510,000        22,213,659
New York State Dormitory Authority State Personal Income Tax Revenue, Education,
        Refunding, Series C, 5.75%, 3/15/32 ..............................................         30,100,000        30,540,363
        Series A, 5.00%, 3/15/36 .........................................................          7,395,000         6,664,374
        Series A, 5.00%, 3/15/37 .........................................................         17,500,000        15,728,475
        Series A, AMBAC Insured, 5.00%, 3/15/34 ..........................................         10,325,000         9,246,037
        Series C, 5.00%, 12/15/31 ........................................................         17,305,000        15,986,878
        Series D, 5.00%, 3/15/36 .........................................................         49,000,000        44,158,800
New York State Energy Research and Development Authority PCR, Niagara Mohawk Power
   Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ..........................         20,000,000        20,107,400
New York State Environmental Facilities Corp. PCR, State Water, Series E,
   6.875%, 6/15/14 .......................................................................          1,190,000         1,191,690
New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
        Revolving Funds,
          New York City Municipal Water, Refunding, Series A, 5.00%, 6/15/37 .............          2,700,000         2,471,742
          New York City Municipal Water, Refunding, Series B, 5.00%, 6/15/33 .............          6,510,000         6,039,067
          New York City Municipal Water, Refunding, Series B, 5.00%, 6/15/37 .............          5,310,000         4,845,959
          Pooled Financing, Series B, 5.25%, 5/15/31 .....................................          9,595,000         9,384,294
          Series C, 5.25%, 6/15/31 .......................................................         37,600,000        36,773,176

28| Semiannual Report

Franklin New York Tax-Free Income Fund

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State HFA Service Contract Obligation Revenue,
     Series A, 6.50%, 3/15/24 ............................................................   $        330,000   $       330,749
     Series A, 6.50%, 3/15/25 ............................................................            105,000           105,238
     Series A, 6.00%, 3/15/26 ............................................................            115,000           115,099
     Series C, 6.30%, 3/15/22 ............................................................          1,950,000         1,954,232
     Series C, 5.50%, 3/15/25 ............................................................         17,005,000        16,645,684
New York State HFA State Personal Income Tax Revenue,
     Economic Development and Housing, Series A, FGIC Insured, 5.00%, 9/15/34 ............         11,580,000        10,285,588
     Series A, 5.00%, 3/15/34 ............................................................         10,000,000         9,089,100
     Series A, 5.00%, 3/15/38 ............................................................         15,000,000        13,445,700
New York State HFAR,
     Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ...........................          3,735,000         3,532,600
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 .........         19,670,000        19,685,736
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ........         26,570,000        25,712,320
     MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 .............................          2,280,000         2,013,650
     MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 ........................................             80,000            76,279
New York State Medical Care Facilities Finance Agency Revenue,
     Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured,
     6.20%, 8/15/23 .. ...................................................................          5,935,000         5,938,739
     Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23 ....................          7,200,000         7,204,968
     Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33 ...................          5,880,000         5,883,646
     Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ....................         13,200,000        13,208,184
     Security Mortgage, 2008, Series A, 6.375%, 11/15/20 .................................          4,915,000         4,876,712
New York State Mortgage Agency Homeowner Mortgage Revenue,
     Series 156, SONYMA Insured, 5.20%, 10/01/28 .........................................          7,500,000         6,472,725
     Series 156, SONYMA Insured, 5.35%, 10/01/33 .........................................         11,440,000         9,850,870
     Series 158, SONYMA Insured, 6.60%, 10/01/38 .........................................          4,000,000         3,932,960
New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
     5.25%, 6/01/21 ......................................................................          5,110,000         4,911,528
     5.25%, 12/01/21 .....................................................................          8,025,000         7,706,648
     5.25%, 6/01/22 ......................................................................          3,400,000         3,225,648
     5.25%, 12/01/22 .....................................................................          5,000,000         4,738,750
     5.00%, 6/01/23 ......................................................................          5,925,000         5,387,840
     5.00%, 12/01/23 .....................................................................          3,000,000         2,723,460
New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
   AMBAC Insured, 5.25%, 5/15/31 .........................................................          4,145,000         3,895,305
New York State Power Authority Revenue, Series A, 5.25%,
     11/15/30 ............................................................................          2,000,000         1,949,080
     11/15/40 ............................................................................          9,000,000         8,495,280
New York State Thruway Authority General Revenue,
     AMBAC Insured, 5.00%, 1/01/30 .......................................................         10,000,000         9,007,200
     Refunding, Series G, FSA Insured, 5.00%, 1/01/30 ....................................         10,000,000         9,070,100
     Refunding, Series H, FGIC Insured, 5.00%, 1/01/37 ...................................         54,810,000        47,586,042
     Revenue, Series G, FSA Insured, 5.00%, 1/01/32 ......................................         35,000,000        31,273,900
New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
     Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 ..................................         20,000,000        20,200,000
     Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 ..................................         18,835,000        18,908,080
     Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 ..............................          2,000,000         2,130,060
     Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 ..............................          2,000,000         2,130,060

                                                          Semiannual Report | 29

Franklin New York Tax-Free Income Fund

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
   Series A, 5.00%, 3/15/22 ..............................................................   $     14,270,000   $    14,241,460
New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ........................................         10,555,000        11,196,850
     Pre-Refunded, 5.75%, 4/01/19 ........................................................         30,000,000        30,773,700
New York State Urban Development Corp. Revenue,
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
        6.00%, 1/01/29 ...................................................................         34,135,000        34,608,111
     Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded,
        5.25%, 1/01/30 ...................................................................         10,000,000        10,696,100
     Empire State Development Corp., Series B, 5.00%, 1/01/26 ............................          8,830,000         7,885,013
     Empire State Development Corp., Series B, 5.00%, 1/01/27 ............................          7,730,000         6,829,223
     Empire State Development Corp., Series B, 5.00%, 1/01/28 ............................          5,460,000         4,784,434
     FGIC Insured, 5.00%, 3/15/29 ........................................................          7,000,000         6,358,310
     Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25 .......................          3,225,000         3,553,208
     Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32 .......         20,000,000        21,948,000
     Refunding, Series D, 5.625%, 1/01/28 ................................................          3,780,000         3,674,349
Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34 .....          9,000,000         7,823,160
Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
   Refunding, MBIA Insured, zero cpn., 4/01/30 ...........................................         21,170,000         5,227,508
Otsego County IDA Civic Facility Revenue, Hartwick College Project, Series A,
   Pre-Refunded, 5.50%, 7/01/19 ..........................................................          3,400,000         3,521,686
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Forty-Eighth
     Series, FSA Insured, 5.00%,
        8/15/34 ..........................................................................         30,000,000        27,459,000
        8/15/37 ..........................................................................         74,235,000        67,415,773
Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer County
     Nursing Home,
        Series A, 6.90%, 6/01/24 .........................................................          8,910,000         7,798,299
        Series B, 6.90%, 6/01/24 .........................................................          2,980,000         2,608,185
Sachem Central School District Holbrook GO, Series B, MBIA Insured, Pre-Refunded, 5.00%,
     10/15/27 ............................................................................          3,885,000         4,302,909
     10/15/28 ............................................................................          2,000,000         2,215,140
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
     10/15/29 ............................................................................          5,195,000         4,806,726
     10/15/32 ............................................................................        104,975,000        95,040,166
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48 ....................          7,225,000         6,168,127
St. Lawrence County IDA Civic Facility Revenue, Clarkson University Project, Series A,
   Pre-Refunded, 5.50%, 7/01/29 ..........................................................          6,000,000         6,216,540
Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan
   Complex, AMBAC Insured, 5.00%, 4/15/16 ................................................          2,720,000         2,773,312
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
     5.25%, 1/01/16 ......................................................................          4,000,000         3,421,680
     5.375%, 1/01/23 .....................................................................          4,760,000         3,476,609
Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded, 5.75%, 7/01/30 ...          7,510,000         8,075,428
Triborough Bridge and Tunnel Authority Revenues,
     5.00%, 11/15/24 .....................................................................          6,965,000         6,874,455
     5.00%, 11/15/37 .....................................................................         30,000,000        27,154,500
     Convention Center Project, Series E, zero cpn., 1/01/12 .............................         21,625,000        19,189,592

30| Semiannual Report

Franklin New York Tax-Free Income Fund

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
Triborough Bridge and Tunnel Authority Revenues, (continued)
     General, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 .........................   $     10,000,000   $     9,395,600
     General, Series A, 5.00%, 11/15/35 ..................................................          9,155,000         8,342,768
     General Purpose, Refunding, Series A, 5.00%, 1/01/27 ................................         34,500,000        33,187,965
     General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 ..................          3,770,000         3,422,331
     General Purpose, Refunding, Series B, 5.125%, 11/15/29 ..............................         17,175,000        16,565,459
     General Purpose, Refunding, Series B, 5.00%, 11/15/32 ...............................         10,000,000         9,255,000
     General Purpose, Series A, 5.00%, 1/01/32 ...........................................          6,110,000         5,705,518
     General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 ............................         24,310,000        26,406,981
     General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 ...............          4,110,000         4,387,713
     General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 .............................         15,000,000        16,013,550
     General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 .............................         32,185,000        35,868,251
     Refunding, MBIA Insured, 5.00%, 11/15/26 ............................................         10,000,000         9,543,600
     Refunding, MBIA Insured, 5.00%, 11/15/32 ............................................         22,875,000        20,771,415
     Series A, FGIC Insured, 5.00%, 1/01/32 ..............................................          1,970,000         1,788,327
     Series D, 5.00%, 11/15/31 ...........................................................         48,955,000        44,902,995
     sub. bond, AMBAC Insured, 5.00%, 11/15/28 ...........................................         15,000,000        13,995,900
TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1, Pre-Refunded,
     6.25%,
        7/15/27 ..........................................................................         35,000,000        36,474,200
        7/15/34 ..........................................................................         40,000,000        41,684,800
United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
     7/01/23 .............................................................................          2,500,000         2,474,800
     7/01/25 .............................................................................          2,000,000         1,933,520
Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute Project,
     5.40%, 7/15/30 ......................................................................          1,000,000           941,620
     Series A, 5.50%, 7/15/29 ............................................................          5,170,000         4,960,512
     Series A, Pre-Refunded, 5.50%, 7/15/29 ..............................................          4,745,000         4,971,716
Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured,
     5.00%, 12/01/27 . ...................................................................          8,115,000         7,578,274
Westchester Tobacco Asset Securitization Corp. Revenue,
     Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 ..................................         15,000,000        16,315,650
     Refunding, 5.00%, 6/01/26 ...........................................................          2,000,000         1,510,940
     Refunding, 5.125%, 6/01/38 ..........................................................          7,000,000         4,865,350
Yonkers GO,
     Refunding, Series B, MBIA Insured, 5.00%, 8/01/30 ...................................          7,710,000         6,458,359
     Refunding, Series B, MBIA Insured, 5.00%, 8/01/35 ...................................         17,130,000        13,886,606
     Series A, AMBAC Insured, 5.00%, 9/01/31 .............................................         12,490,000        10,386,309
                                                                                                                ---------------
                                                                                                                  4,885,993,776
                                                                                                                ---------------
U.S. TERRITORIES 2.6%
PUERTO RICO 2.5%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
   6.00%, 7/01/38 ........................................................................         15,600,000        13,669,500
Puerto Rico Commonwealth GO,
     Public Improvement, Refunding, Series A, 5.00%, 7/01/20 .............................         11,540,000        10,175,280
     Public Improvement, Refunding, Series A, 5.125%, 7/01/24 ............................         17,580,000        14,929,288
     Public Improvement, Refunding, Series A, MBIA Insured, 5.50%, 7/01/20 ...............         17,810,000        17,106,149
     Refunding, Sub Series C-9, MBIA Insured, 6.00%, 7/01/27 .............................         10,500,000         9,894,465

                                                          Semiannual Report | 31

Franklin New York Tax-Free Income Fund

                                                                                             PRINCIPAL AMOUNT        VALUE
                                                                                             ----------------   ---------------
MUNICIPAL BONDS (CONTINUED)
U.S. TERRITORIES (CONTINUED)
PUERTO RICO (CONTINUED)
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     Pre-Refunded,
       5.00%, 7/01/36 .....................................................................  $      4,000,000   $     4,501,040
       5.50%, 7/01/36 .....................................................................        10,000,000        11,587,600
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding,
       Series A, 5.00%, 7/01/38 ...........................................................           575,000           447,143
       Series N, MBIA Insured, 5.25%, 7/01/32 .............................................        24,225,000        20,048,610
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33 .............        32,250,000        25,779,682
                                                                                                                ---------------
                                                                                                                    128,138,757
                                                                                                                ---------------

VIRGIN ISLANDS 0.1%
Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 .............................................................................         2,500,000         2,325,475
     10/01/18 .............................................................................         2,500,000         2,135,250
                                                                                                                ---------------
                                                                                                                      4,460,725
                                                                                                                ---------------
TOTAL U.S. TERRITORIES ....................................................................                         132,599,482
                                                                                                                ---------------
TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
  (COST $5,325,904,128) ...................................................................                       5,018,593,258
                                                                                                                ---------------
SHORT TERM INVESTMENTS 0.3%
MUNICIPAL BONDS 0.3%
NEW YORK 0.3%
(b)New York City GO,
     Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put, 1.75%, 8/01/14           5,400,000         5,400,000
     Series E, Sub Series E-2, Daily VRDN and Put, 0.75%, 8/01/20  ........................         3,700,000         3,700,000
     Series E, Sub Series E-5, Daily VRDN and Put, 0.75%, 8/01/17  ........................           800,000           800,000
     Sub Series B-2, Daily VRDN and Put, 0.60%, 8/15/19 ...................................         5,500,000         5,500,000
(b)New York City Transitional Finance Authority Revenue, New York City Recovery, Series 1,
  Sub Series 1C, Daily VRDN and Put, 1.20%, 11/01/22 ......................................           400,000           400,000
                                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS (COST $15,800,000) ...........................................                          15,800,000
                                                                                                                ---------------
TOTAL INVESTMENTS (COST $5,341,704,128) 99.2% .............................................                       5,034,393,258
OTHER ASSETS, LESS LIABILITIES 0.8% .......................................................                          42,788,642
                                                                                                                ---------------
NET ASSETS 100.0% .........................................................................                     $ 5,077,181,900
                                                                                                                ===============

See Glossary on page 33.

----------
(a)   Security purchased on a delayed delivery basis. See Note 1(b).

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

      The accompanying notes are an integral part of these financial statements.

32 | Semiannual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC  - American Municipal Bond Assurance Corp.
BHAC   - Berkshire Hathaway Assurance Corp.
COP    - Certificate of Participation
ETM    - Escrow to Maturity
FGIC   - Financial Guaranty Insurance Co.
FHA    - Federal Housing Authority/Agency
FSA    - Financial Security Assurance Inc.
GO     - General Obligation
HFA    - Housing Finance Authority/Agency
HFAR   - Housing Finance Authority Revenue
IDA    - Industrial Development Authority/Agency
IDAR   - Industrial Development Authority Revenue
MBIA   - Municipal Bond Investors Assurance Corp.
MFM    - Multi-Family Mortgage
MTA    - Metropolitan Transit Authority
PCR    - Pollution Control Revenue
PFAR   - Public Financing Authority Revenue
SONYMA - State of New York Mortgage Agency
XLCA   - XL Capital Assurance

      The accompanying notes are an integral part of these financial statements.

                                                      Semiannual Report | 33

Franklin New York Tax-Free Income Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2008 (unaudited)

Assets:
   Investments in securities:
     Cost ...................................................   $ 5,341,704,128
                                                                ---------------
     Value ..................................................   $ 5,034,393,258
   Receivables:
     Capital shares sold ....................................         6,636,448
     Interest ...............................................        74,192,040
                                                                ---------------
        Total assets ........................................     5,115,221,746
                                                                ---------------
Liabilities:
   Payables:
     Investment securities purchased ........................        20,000,000
     Capital shares redeemed ................................        13,943,454
     Affiliates .............................................         2,739,869
   Funds advanced by custodian ..............................         1,083,302
   Accrued expenses and other liabilities ...................           273,221
                                                                ---------------
        Total liabilities ...................................        38,039,846
                                                                ---------------
          Net assets, at value ..............................   $ 5,077,181,900
                                                                ===============
Net assets consist of:
   Paid-in capital ..........................................   $ 5,357,961,319
   Undistributed net investment income ......................         5,533,245
   Net unrealized appreciation (depreciation) ...............      (307,310,870)
   Accumulated net realized gain (loss) .....................        20,998,206
                                                                ---------------
          Net assets, at value ..............................   $ 5,077,181,900
                                                                ===============

  The accompanying notes are an integral part of these financial statements.

34 | Semiannual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
November 30, 2008 (unaudited)

CLASS A:
   Net assets, at value ...................................................   $ 4,423,011,914
                                                                              ---------------
   Shares outstanding .....................................................       416,951,803
                                                                              ---------------
   Net asset value per share(a) ...........................................   $         10.61
                                                                              ---------------
   Maximum offering price per share (net asset value per share / 95.75%)...   $         11.08
                                                                              ---------------
CLASS B:
   Net assets, at value ...................................................   $   121,875,687
                                                                              ---------------
   Shares outstanding .....................................................        11,516,027
                                                                              ---------------
   Net asset value and maximum offering price per share(a) ................   $         10.58
                                                                              ---------------
CLASS C:
   Net assets, at value ...................................................   $   435,711,188
                                                                              ---------------
   Shares outstanding .....................................................        41,110,369
                                                                              ---------------
   Net asset value and maximum offering price per share(a) ................   $         10.60
                                                                              ---------------
ADVISOR CLASS:
   Net assets, at value ...................................................   $    96,583,111
                                                                              ---------------
   Shares outstanding .....................................................         9,102,017
                                                                              ---------------
   Net asset value and maximum offering price per share ...................   $         10.61
                                                                              ---------------



----------
(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

     The accompanying notes are an integral part of these financial statements.

                                                          Semiannual Report | 35

Franklin New York Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the six months ended November 30, 2008 (unaudited)

Investment income:
   Interest .............................................................   $  136,382,900
                                                                            --------------
Expenses:
   Management fees (Note 3a) ............................................       12,095,833
   Distribution fees: (Note 3c)
     Class A ............................................................        2,059,500
     Class B ............................................................          448,640
     Class C ............................................................        1,425,820
   Transfer agent fees (Note 3e) ........................................          987,143
   Custodian fees .......................................................           38,724
   Reports to shareholders ..............................................           80,253
   Registration and filing fees .........................................           27,924
   Professional fees ....................................................           56,913
   Trustees' fees and expenses ..........................................           50,058
   Other ................................................................          108,202
                                                                            --------------
        Total expenses ..................................................       17,379,010
                                                                            --------------
          Net investment income .........................................      119,003,890
                                                                            --------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ............................        7,882,113
   Net change in unrealized appreciation (depreciation) on investments...     (493,138,758)
                                                                            --------------
Net realized and unrealized gain (loss) .................................     (485,256,645)
                                                                            --------------
Net increase (decrease) in net assets resulting from operations .........   $ (366,252,755)
                                                                            ==============

  The accompanying notes are an integral part of these financial statements.

36 | Semiannual Report

Franklin New York Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS ENDED      YEAR ENDED
                                                                 NOVEMBER 30, 2008     MAY 31, 2008
                                                                 -----------------   ----------------
                                                                     (UNAUDITED)
Increase (decrease) in net assets:
   Operations:

     Net investment income ...................................    $   119,003,890    $   217,888,750
     Net realized gain (loss) from investments ...............          7,882,113         18,145,459
     Net change in unrealized appreciation (depreciation) on
        investments ..........................................       (493,138,758)       (47,540,584)
                                                                  ---------------    ---------------
          Net increase (decrease) in net assets resulting from
             operations ......................................       (366,252,755)       188,493,625
                                                                  ---------------    ---------------
   Distributions to shareholders from:
     Net investment income:
        Class A ..............................................       (105,268,465)      (195,176,437)
        Class B ..............................................         (2,742,048)        (6,168,210)
        Class C ..............................................         (8,567,295)       (11,660,255)
        Advisor Class ........................................         (2,094,586)        (3,302,009)
     Net realized gains:
        Class A ..............................................                 --         (7,349,513)
        Class B ..............................................                 --           (263,561)
        Class C ..............................................                 --           (492,039)
        Advisor Class ........................................                 --           (130,825)
                                                                  ---------------    ---------------
   Total distributions to shareholders .......................       (118,672,394)      (224,542,849)
                                                                  ---------------    ---------------
   Capital share transactions: (Note 2)
        Class A ..............................................        144,340,119        321,465,203
        Class B ..............................................        (14,511,543)       (28,188,527)
        Class C ..............................................         78,517,877        127,486,104
        Advisor Class ........................................         20,761,188         23,904,307
                                                                  ---------------    ---------------
   Total capital share transactions ..........................        229,107,641        444,667,087
                                                                  ---------------    ---------------
   Redemption fees ...........................................              9,007             19,303
                                                                  ---------------    ---------------
          Net increase (decrease) in net assets ..............       (255,808,501)       408,637,166
Net assets:
   Beginning of period .......................................      5,332,990,401      4,924,353,235
                                                                  ---------------    ---------------
   End of period .............................................    $ 5,077,181,900    $ 5,332,990,401
                                                                  ===============    ===============
Undistributed net investment income included in net assets:
   End of period .............................................    $     5,533,245    $     5,201,749
                                                                  ===============    ===============


      The accompanying notes are an integral part of these financial statements.

                                                        Semiannual Report  | 37

Franklin New York Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

38 | Semiannual Report

Franklin New York Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of November 30, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, there is a risk that in the event of an issuer default, the insurer may not be able to fulfill its obligations under the terms of the policy.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

                                                          Semiannual Report | 39

Franklin New York Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                SIX MONTHS ENDED                   YEAR ENDED
                                               NOVEMBER 30, 2008                  MAY 31, 2008
                                           SHARES           AMOUNT          SHARES          AMOUNT
                                        ------------   ---------------   ------------   ---------------
CLASS A SHARES:
   Shares sold ......................    40,917,548    $  460,499,820     58,856,521    $  682,397,923
   Shares issued in reinvestment of
     distributions ..................     5,713,179        64,278,191     10,633,120       122,985,376
   Shares redeemed ..................   (34,702,150)     (380,437,892)   (41,771,078)     (483,918,096)
                                        -----------    --------------    -----------    --------------
   Net increase (decrease) ..........    11,928,577    $  144,340,119     27,718,563    $  321,465,203
                                        ===========    ==============    ===========    ==============
CLASS B SHARES:
   Shares sold ......................       163,500    $    1,826,859        122,616    $    1,419,799
   Shares issued in reinvestment of
     distributions ..................       160,536         1,804,260        368,441         4,255,547
   Shares redeemed ..................    (1,648,214)      (18,142,662)    (2,925,420)      (33,863,873)
                                        -----------    --------------    -----------    --------------
   Net increase (decrease) ..........    (1,324,178)   $  (14,511,543)    (2,434,363)   $  (28,188,527)
                                        ===========    ==============    ===========    ==============

40 | Semiannual Report

Franklin New York Tax-Free Income Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                               SIX MONTHS ENDED                  YEAR ENDED
                                              NOVEMBER 30, 2008                 MAY 31, 2008
                                           SHARES          AMOUNT        SHARES             AMOUNT
                                        ------------   --------------   -----------   --------------
CLASS C SHARES:
   Shares sold ......................    10,670,140    $ 120,849,032    14,292,971    $ 165,598,420
   Shares issued in reinvestment of
     distributions ..................       530,179        5,953,155       723,971        8,366,947
   Shares redeemed ..................    (4,444,144)     (48,284,310)   (4,011,594)     (46,479,263)
                                         ----------    -------------    ----------    -------------
   Net increase (decrease) ..........     6,756,175    $  78,517,877    11,005,348    $ 127,486,104
                                         ==========    =============    ==========    =============
ADVISOR CLASS SHARES:
   Shares sold ......................     3,199,300    $  35,752,263     5,068,423    $  58,745,600
   Shares issued in reinvestment of
     distributions ..................        80,791          907,914        77,923          900,288
   Shares redeemed ..................    (1,479,959)     (15,898,989)   (3,105,808)     (35,741,581)
                                         ----------    -------------    ----------    -------------
   Net increase (decrease) ..........     1,800,132    $  20,761,188     2,040,538    $  23,904,307
                                         ==========    =============    ==========    =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                        AFFILIATION
-------------------------------------------------------------     ----------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent



A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE    NET ASSETS
-------------------    ---------------------------------------------------
      0.625%           Up to and including $100 million
      0.500%           Over $100 million, up to and including $250 million
      0.450%           Over $250 million, up to and including $7.5 billion
      0.440%           Over $7.5 billion, up to and including $10 billion
      0.430%           Over $10 billion, up to and including $12.5 billion
      0.420%           Over $12.5 billion, up to and including $15 billion
      0.400%           Over $15 billion, up to and including $17.5 billion
      0.380%           Over $17.5 billion, up to and including $20 billion
      0.360%           In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

                                                          Semiannual Report | 41

Franklin New York Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...............................................................    0.10%
Class B ...............................................................    0.65%
Class C ...............................................................    0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ....................................   $ 755,761
Contingent deferred sales charges retained ........................   $ 283,700

E. TRANSFER AGENT FEES

For the period ended November 30, 2008, the Fund paid transfer agent fees of $987,143, of which $640,439 was retained by Investor Services.

4. INCOME TAXES

At November 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 5,341,244,416
                                                                ===============
Unrealized appreciation .....................................   $   131,164,657
Unrealized depreciation .....................................      (438,015,815)
                                                                ---------------
Net unrealized appreciation (depreciation) ..................   $  (306,851,158)
                                                                ===============

42 | Semiannual Report

Franklin New York Tax-Free Income Fund

4. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2008, aggregated $793,422,521 and $355,032,219, respectively.

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories.

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on June 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At November 30, 2008, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

                                                          Semiannual Report | 43

Franklin New York Tax-Free Income Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling
(800) SEC-0330.


44 | Semiannual Report

(LOGO)          One Franklin Parkway
                San Mateo, CA 94403-1906

      WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN NEW YORK
TAX-FREE INCOME FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.




      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.   N/A


      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A


      ITEM 6. SCHEDULE OF INVESTMENTS. N/A


     ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.   N/A

     ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END  MANAGEMENT  INVESTMENT COMPANIES.

             N/A

     ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.      N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /S/JENNIFER J. BOLT
   --------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JENNIFER J. BOLT
   --------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  January 27, 2009


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  January 27, 2009